UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-239650-08

Central Index Key Number of the issuing entity: 0001845211

Carvana Auto Receivables Trust 2021-N4

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-239650

Central Index Key Number of the depositor: 0001770373

Carvana Receivables Depositor LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001576462

Carvana, LLC

(Exact name of sponsor(s) as specified in its charter)

Paul Breaux, (480) 719-8809

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File (Schedule AL)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Carvana Receivables Depositor LLC
(Depositor)

Date: March 15, 2022	By:	/s/ Mike McKeever
	Name:	Mike McKeever
	Title:	President